Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information
Segment Information

NOTE 4. SEGMENT INFORMATION

Our segments are strategic business units that offer products and services to different customer segments over various technology platforms and/or in different geographies that are managed accordingly. We analyze our segments based on Segment Contribution, which consists of operating income, excluding acquisition-related costs and other significant items (as discussed below), and equity in net income (loss) of affiliates for investments managed within each segment. We have four reportable segments: (1) Business Solutions, (2) Entertainment Group, (3) Consumer Mobility and (4) International.

We also evaluate segment performance based on EBITDA and/or EBITDA margin, which is defined as Segment Contribution excluding equity in net income (loss) of affiliates and depreciation and amortization. We believe EBITDA to be a relevant and useful measurement to our investors as it is part of our internal management reporting and planning processes and it is an important metric that management uses to evaluate segment operating performance. EBITDA does not give effect to cash used for debt service requirements and thus does not reflect available funds for distributions, reinvestment or other discretionary uses. EBITDA margin is EBITDA divided by total revenues.

The Business Solutions segment provides services to business customers, including multinational companies; governmental and wholesale customers; and individual subscribers who purchase wireless services through employer-sponsored plans. We provide advanced IP-based services including Virtual Private Networks (VPN); Ethernet-related products and broadband, collectively referred to as fixed strategic services; as well as traditional data and voice products. We utilize our wireless and wired networks (referred to as “wired” or “wireline”) to provide a complete communications solution to our business customers.

The Entertainment Group segment provides video, internet, voice communication, and interactive and targeted advertising services to customers located in the United States or in U.S. territories. We utilize our copper and IP-based wired network and/or our satellite technology.

The Consumer Mobility segment provides nationwide wireless service to consumers and wholesale and resale wireless subscribers located in the United States or in U.S. territories. We utilize our network to provide voice and data services, including high-speed internet, video and home monitoring services over wireless devices.

The International segment provides entertainment services in Latin America and wireless services in Mexico. Video entertainment services are provided to primarily residential customers using satellite technology. We utilize our regional and national wireless networks in Mexico to provide consumer and business customers with wireless data and voice communication services. Our international subsidiaries conduct business in their local currency, and operating results are converted to U.S. dollars using official exchange rates.

In reconciling items to consolidated operating income and income before income taxes, Corporate and Other includes: (1) operations that are not considered reportable segments and that are no longer integral to our operations or which we no longer actively market, and (2) impacts of corporate-wide decisions for which the individual segments are not being evaluated, including interest costs and expected return on plan assets for our pension and postretirement benefit plans.

Certain operating items are not allocated to our business segments, and those include:

  Acquisition-related items which consist of (1) items associated with the merger and integration of acquired businesses and (2) the noncash amortization of intangible assets acquired in acquisitions.
  Certain significant items which consist of (1) noncash actuarial gains and losses from pension and other postretirement benefits, (2) employee separation charges associated with voluntary and/or strategic offers, (3) losses resulting from abandonment or impairment of assets and (4) other items for which the segments are not being evaluated.

Interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results.

Our operating assets are utilized by multiple segments and consist of our wireless and wired networks as well as our satellite fleet. We manage our assets to provide for the most efficient, effective and integrated service to our customers, not by segment, and, therefore, asset information and capital expenditures by segment are not presented. Depreciation is allocated based on network usage or asset utilization by segment.

For the year ended December 31, 2016
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$70,988	$44,330	$26,658	$9,832	$16,826	$-	$16,826
Entertainment Group	51,295	39,338	11,957	5,862	6,095	9	6,104
Consumer Mobility	33,200	19,659	13,541	3,716	9,825	-	9,825
International	7,283	6,830	453	1,166	(713)	52	(661)
Segment Total	162,766	110,157	52,609	20,576	32,033	$61	$32,094
Corporate and Other	1,043	1,173	(130)	65	(195)
Acquisition-related items	-	1,203	(1,203)	5,177	(6,380)
Certain significant items	(23)	1,059	(1,082)	29	(1,111)
AT&T Inc.	$163,786	$113,592	$50,194	$25,847	$24,347

For the year ended December 31, 2015
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$71,127	$44,946	$26,181	$9,789	$16,392	$-	$16,392
Entertainment Group	35,294	28,345	6,949	4,945	2,004	(4)	2,000
Consumer Mobility	35,066	21,477	13,589	3,851	9,738	-	9,738
International	4,102	3,930	172	655	(483)	(5)	(488)
Segment Total	145,589	98,698	46,891	19,240	27,651	$(9)	$27,642
Corporate and Other	1,297	1,057	240	64	176
Acquisition-related items	(85)	1,987	(2,072)	2,712	(4,784)
Certain significant items	-	(1,742)	1,742	-	1,742
AT&T Inc.	$146,801	$100,000	$46,801	$22,016	$24,785

For the year ended December 31, 2014
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$70,606	$45,826	$24,780	$9,355	$15,425	$-	$15,425
Entertainment Group	22,233	18,992	3,241	4,473	(1,232)	(2)	(1,234)
Consumer Mobility	36,769	23,891	12,878	3,827	9,051	(1)	9,050
International	-	-	-	-	-	153	153
Segment Total	129,608	88,709	40,899	17,655	23,244	$150	$23,394
Corporate and Other	2,839	2,471	368	105	263
Acquisition-related items	-	785	(785)	487	(1,272)
Certain significant items	-	9,997	(9,997)	26	(10,023)
AT&T Inc.	$132,447	$101,962	$30,485	$18,273	$12,212

The following table is a reconciliation of operating income (loss) to "Income Before Income Taxes" reported in our consolidated statements of income:

	2016	2015	2014
Business Solutions	$16,826	$16,392	$15,425
Entertainment Group	6,104	2,000	(1,234)
Consumer Mobility	9,825	9,738	9,050
International	(661)	(488)	153
Segment Contribution	32,094	27,642	23,394
Reconciling Items:
Corporate and Other	(195)	176	263
Merger and integration charges	(1,203)	(2,072)	(785)
Amortization of intangibles acquired	(5,177)	(2,712)	(487)
Actuarial gain (loss)	(1,024)	2,152	(7,869)
Employee separation costs	(344)	(375)	-
Gain on wireless spectrum transactions	714	-	-
Storm related and other items	(67)	-	-
Asset abandonments and impairments	(390)	(35)	(2,154)
Segment equity in net income (loss) of affiliates	(61)	9	(150)
AT&T Operating Income	24,347	24,785	12,212
Interest expense	4,910	4,120	3,613
Equity in net income of affiliates	98	79	175
Other income (expense) - net	277	(52)	1,581
Income Before Income Taxes	$19,812	$20,692	$10,355

The following table sets forth revenues earned from subscribers, and property, plant and equipment located in different geographic areas.

	2016		2015		2014
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$154,039	$118,664	$140,234	$118,515	$129,772	$112,092
Latin America
Brazil	2,797	1,265	1,224	1,384	142	33
Other	2,348	1,828	1,157	1,530	99	67
Mexico	2,472	2,520	2,046	2,369	94	20
Other	2,130	622	2,140	652	2,340	686
Total	$163,786	$124,899	$146,801	$124,450	$132,447	$112,898